Segment Information - Summary of Geographical Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Total revenue	₺ 25,137,135	₺ 21,292,475	₺ 17,632,064
Non-current assets	26,382,831	24,428,166
Turkey [member]
Disclosure of geographical areas [line items]
Total revenue	23,229,046	19,636,682	16,431,863
Non-current assets	22,737,468	21,037,351
Ukraine [member]
Disclosure of geographical areas [line items]
Total revenue	1,322,116	923,181	664,643
Non-current assets	3,030,095	2,751,277
Belarus [member]
Disclosure of geographical areas [line items]
Total revenue	366,314	293,181	209,884
Non-current assets	219,281	293,622
Turkish Republic of Northern Cyprus [member]
Disclosure of geographical areas [line items]
Total revenue	209,109	169,014	148,637
Non-current assets	198,732	177,380
Netherlands [member]
Disclosure of geographical areas [line items]
Total revenue	8,396	366
Germany [member]
Disclosure of geographical areas [line items]
Total revenue	2,154	1,580	3,016
Non-current assets	₺ 197,255	168,536
Azerbaijan [member]
Disclosure of geographical areas [line items]
Total revenue		₺ 268,471	₺ 174,021